Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2025 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—94.9%
		Air Transportation—2.3%
$ 9,900,000	[2,3]	Avolon TLB 2030, 5.484% (SOFR CME +1.750%), 6/24/2030	10/3/2024	$ 9,912,594	$ 9,900,000
22,942,217	[2,3]	Yeco Leasing Ltd. (Cayman, Inc.), 5.735%–5.916% (SOFR CME +1.750%), 12/15/2029	3/20/2025- 4/22/2025	22,816,095	22,942,217
		TOTAL			32,842,217
		Automotive—0.2%
2,400,000	[2,3]	JSC UzAuto Motors (“UzAuto Motors”), 8.509% (SOFR CME +4.250%), 8/24/2026	9/18/2023	2,400,000	2,400,000
		Banking—13.5%
15,600,000	[2,3]	Joint Stock Commercial Bank Agrobank, 6.673% (SOFR CME +3.050%), 11/12/2027	12/15/2025	15,600,000	15,600,000
EUR 15,000,000	[2,3]	Joint-Stock Co. Asakabank, 4.932% (3-month EURIBOR +2.850%), 12/7/2027	12/9/2025	17,610,760	17,628,000
$ 13,600,000	[2,3]	Joint-Stock Co. Asakabank, 6.185% (SOFR CME +2.500%), 4/29/2026	4/25/2025	13,600,000	13,600,000
10,000,000	[2,3]	National Bank of Egypt, 5.064% (SOFR CME +1.500%), 7/31/2026	12/19/2025	9,699,804	9,718,621
14,500,000	[2,3]	National Bank of Egypt, 5.772% (SOFR CME +1.991%), 6/3/2026	6/21/2024- 8/8/2024	14,505,333	14,500,000
20,000,000	[2,3]	QNB Finansbank Anonim Sirketi, 4.433% (SOFR CME +0.800%), 5/18/2026	12/19/2025	20,000,000	20,000,000
EUR 15,000,000	[2,3]	T.C. Ziraat Bankasi AS, Istanbul (“Ziraat”), 2.890% (3-month EURIBOR +0.850%), 5/25/2026	5/2/2025	16,730,104	17,603,415
16,000,000	[2,3]	TurkExim Bank (Turkiye Ihracat Kredi Bankasi A.S.) the Republic of Turkiye, state owned bank and the official Export Credit Agency of Turkiye, 3.105% (6-month EURIBOR +2.156%), 5/19/2026	10/15/2025	18,544,380	18,744,324
$ 10,000,000	[2,3]	Turkiye Vakiflar Bankasi TAO, 5.100% (SOFR CME +1.100%), 6/8/2026	5/14/2025	9,902,500	10,000,000
9,400,000	[2,3]	Turkiye Vakiflar Bankasi TAO, 5.948% (SOFR CME +1.750%), 2/17/2026	12/17/2024	8,784,603	9,331,513
EUR 15,000,000	[2,3]	Yapi ve Kredi Bankasi A.S., 3.032% (3-month EURIBOR +0.950%), 6/15/2026	8/5/2025- 8/7/2025	17,337,123	17,626,557
$ 10,405,817	[2]	Yapi ve Kredi Bankasi A.S., 5.212%, 7/20/2026	6/18/2025	9,819,813	10,173,378
15,000,000	[2,3]	Ziraat Bank USD, 4.942% (SOFR CME +1.100%), 5/25/2026	4/25/2025	14,853,375	15,031,778
		TOTAL			189,557,586
		Basic Industry - Metals/Mining Excluding Steel—6.9%
EUR 14,000,000	[2,3]	Almalyk Mining Metallurgical Complex JSC, 5.199%–5.352% (3-month EURIBOR +3.300%), 4/23/2030	8/5/2025- 10/15/2025	16,321,120	16,452,800
$ 9,500,000	[2]	CSN, 5.700%, 2/10/2026	11/3/2025	9,500,000	9,497,302
12,909,067	[2,3]	CSN, 6.216% (SOFR CME +2.500%), 12/31/2027	3/26/2024- 3/4/2025	14,104,351	12,564,808
14,315,790	[2,3]	Glencore Eramet, 6.672% (SOFR CME +3.000%), 12/31/2029	5/15/2025	15,210,526	14,390,750
13,000,000	[2,3]	Harmony Gold Mining Co. Ltd., 6.810% (SOFR +2.800%), 5/31/2027	7/30/2018- 12/13/2024	13,001,918	13,000,000
530,697	[2,3]	Navoi Mining and Metallurgical Co., 8.630% (SOFR CME +4.760%), 4/20/2027	5/18/2022- 5/30/2024	525,947	530,697
18,750,000	[2,3]	Trafigura Pte., Ltd., 5.116% (SOFR CME +1.400%), 6/30/2026	6/26/2024- 8/22/2025	18,750,000	18,854,670
11,031,127	[2,3]	Trafigura Pte Ltd., 5.116% (SOFR CME +1.400%), 12/3/2026	12/4/2025	11,031,127	11,025,547
		TOTAL			96,316,574
		Beverages—0.8%
11,487,822	[2,3]	International Beverage Tashkent, 8.762% (SOFR CME +4.500%), 5/23/2029	12/23/2021- 3/26/2025	11,487,822	11,487,822

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Chemicals—3.0%
$ 2,960,000	[2,3]	Egyptian Ethylene & Derivatives Co. SAE, 7.723% (SOFR CME +4.000%), 9/13/2028	9/22/2023- 10/17/2023	$ 2,960,000	$ 2,953,480
EUR 12,000,000	[2,3]	Ineos Rafnes AS, 4.255% (3-month EURIBOR +2.019%), 4/30/2030	10/3/2025	14,006,728	13,739,513
$ 960,000	[2,3]	PJSC Acron, 6.659% (SOFR CME +1.700%), 5/18/2026	11/10/2021	960,000	957,929
25,000,000	[2,3]	Valentra LLC, 8.010% (SOFR CME +4.000%), 12/31/2030	11/26/2025	25,000,000	25,000,000
		TOTAL			42,650,922
		Communications - Telecom Wirelines—6.1%
EUR 16,355,172	[2,3]	Antin Elephant Bidco B.V., 4.210%–4.424% (3-month EURIBOR +2.200%), 6/29/2029	3/18/2025- 10/29/2025	17,705,495	19,152,023
$ 17,320,625	[2,3]	Dobson Technologies, Inc., 7.440%–7.700% (SOFR CME +3.750%), 9/26/2029	12/16/2024- 12/31/2025	17,320,625	17,270,785
13,895,000	[2,3]	Gridiron Fiber Corp., 7.436% (SOFR CME +3.750%), 4/1/2032	11/22/2023- 3/26/2025	13,808,955	13,895,000
EUR 6,000,000	[2,3]	Srbija Telecom, 7.999% (6-month EURIBOR +5.850%), 7/3/2028	7/1/2025	7,075,497	7,084,125
14,250,000	[2,3]	TDC Net A/S, 4.509% (3-month EURIBOR +2.400%), 2/2/2027	3/28/2023- 11/5/2024	15,469,618	16,746,600
10,400,000	[2,3]	Telekom Srbija a.d. Beograd, 5.613% (6-month EURIBOR +3.500%), 12/5/2029	11/28/2024	10,925,915	12,271,782
		TOTAL			86,420,315
		Consumer Goods - Food - Wholesale—1.2%
$ 17,000,000	[2,3]	Marfrig Global Foods S.A., 5.492% (SOFR CME +1.800%), 4/27/2026	5/24/2024	17,000,000	17,024,337
1	[3,4,5,6]	Vicentin SAIC II, 11.579% (SOFR CME +6.000%), 1/15/2024	10/26/2015- 2/8/2018	1	0
		TOTAL			17,024,337
		Energy - Exploration & Production—8.5%
21,069,991	[2,3]	Azule Energy Holding Ltd., 8.620% (SOFR CME +4.500%), 7/29/2029	10/27/2022- 5/6/2025	20,975,057	21,326,278
10,434,782	[2,3]	BlueNord Energy Denmark A/S, 7.690% (SOFR CME +4.030%), 12/31/2029	6/7/2024- 7/17/2025	10,434,783	10,434,783
8,565,741	[2,3]	Borrower Prime Oil and Gas Cooperatief UA, parent holdco offshore in Netherlands, 7.982% (SOFR CME +4.250%), 6/30/2029	3/28/2024- 12/19/2024	8,545,240	8,479,540
14,500,000	[2,3]	Carmo Energy S.A., 6.415% (SOFR CME +5.280%), 12/22/2029	6/30/2023- 12/16/2024	14,500,000	14,500,000
14,000,000	[2,3]	CC Energy Development Ltd., 7.649% (SOFR CME +4.500%), 12/31/2030	8/31/2022	14,000,000	14,000,000
14,978,092	[2,3]	Neo Energy Group Ltd., 7.712%–8.788% (SOFR CME +4.000%), 6/30/2031	7/24/2025- 12/30/2025	17,845,004	14,978,092
GBP 417,343	[2,3]	Neo Energy Group Ltd., 7.986% (SONIA +4.000%), 6/30/2031	7/24/2025	557,486	562,557
$ 11,000,000	[2,3]	OQ SAOC, 4.690% (SOFR CME +0.850%), 9/17/2026	1/28/2025	10,987,250	11,017,463
6,000,000	[2,3]	SOCAR Energy, 8.218% (SOFR CME +3.450%), 8/11/2026	8/11/2021	5,949,000	6,000,000
7,650,794	[2,3]	Sonangol Finance Ltd., 9.081%–9.277% (SOFR CME +5.250%), 8/31/2026	9/14/2021- 12/12/2025	7,628,011	7,650,794
9,971,569	[2,3]	Sonangol Finance Ltd. (SFL), Inc. in Cayman Islands, a wholly owned subsidiary of Sonangol EP, 9.276% (SOFR CME +5.750%), 9/30/2027	4/25/2024- 12/4/2024	9,881,046	9,971,569
		TOTAL			118,921,076
		Energy - Gas Distribution—6.9%
22,826,624	[2,3]	BOTAS Ministry of Treasury and Finance of the Republic of Turkiye, 6.101%–6.136% (SOFR CME +2.350%), 10/16/2028	10/13/2025- 11/13/2025	22,826,624	22,826,624
10,035,019	[2,3]	Caliche Development Partners III LLC, SPV, 6.370% (SOFR CME +2.250%), 10/1/2029	12/4/2024- 12/23/2025	10,035,019	10,035,019
6,800,148	[2,3]	Energia Mayakan SA de CV, 6.541%–6.561% (SOFR CME +2.750%), 3/20/2031	10/8/2024- 11/4/2025	6,763,869	6,800,148
20,804,538	[2,3]	Matterhorn Express Pipeline LLC, 6.072% (SOFR CME +2.250%), 3/31/2031	11/4/2025	20,778,532	20,804,538
9,769,811	[2,3]	Nigeria LNG Ltd., 7.684% (SOFR CME +3.750%), 3/31/2029	2/5/2025	9,410,104	9,690,998

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Gas Distribution—continued
$ 17,290,962	[2,3]	Venture Global Calcasieu Pass LLC, 6.691% (SOFR CME +2.875%), 8/19/2026	1/28/2021- 5/22/2025	$16,928,369	$ 17,290,963
506,854	[2,3]	Venture Global Plaquemines Cont Reserve, 5.941% (SOFR CME +2.225%), 5/25/2029	8/27/2025	506,854	505,587
3,985,708	[2,3]	Venture Global Plaquemines LNG LLC, 5.941% (SOFR CME +2.225%), 5/25/2029	12/15/2022- 1/23/2025	3,985,708	3,972,435
4,920,000	[2,3]	VMOS S.A., 9.099%–9.705% (SOFR CME +5.500%), 7/8/2030	8/18/2025- 12/9/2025	4,920,000	4,920,000
		TOTAL			96,846,312
		Energy - Integrated Energy—7.9%
30,000,000	[2,3]	BP Oil International Ltd., 4.504% (SOFR CME +0.400%), 2/2/2026	12/23/2025	30,000,000	30,000,000
13,801,559	[2,3]	Heritage Petrol Co. Ltd., 9.235% (SOFR CME +5.250%), 5/5/2029	11/9/2023- 5/22/2024	14,156,120	13,801,559
7,540,541	[2,3]	Leopard Funding Ltd., 9.973% (SOFR CME +6.250%), 9/17/2029	6/9/2025	7,458,642	7,714,174
17,158,819	[2,3]	Northern Hydrocarbon Funding Ltd., 9.214% (SOFR CME +5.500%), 9/30/2029	7/15/2025- 10/30/2025	17,144,416	17,405,548
17,981,818	[2,3]	Puma International Financing S.A. (Lux, Inc.), 5.935% (SOFR CME +2.100%), 6/4/2028	5/30/2024- 5/27/2025	17,951,818	17,940,623
24,332,165	[2,3]	Staatsolie Maatschappij Suriname NV (“Staatsolie”), 9.358% (SOFR CME +5.500%), 5/24/2032	5/15/2025- 11/21/2025	24,332,165	24,332,165
		TOTAL			111,194,069
		Energy - Oil Field Equipment & Services—6.6%
7,789,983	[2,3]	Alfa Lula Alto S.a.r.l., 6.502% (SOFR CME +2.100%), 1/15/2028	6/16/2023- 4/8/2024	7,716,084	7,917,055
2,980,849	[2,3]	Alfa Lula Alto S.a.r.l., 6.702% (SOFR CME +2.300%), 12/15/2029	6/16/2023- 4/8/2024	2,937,030	3,045,043
11,704,138	[2,3]	Beta Lula Central S.a.r.l. (Lux, Inc.), 6.512% (SOFR CME +2.300%), 6/15/2030	12/6/2023- 7/11/2024	11,657,960	11,905,559
3,150,000	[2,3]	EDRILL T15 Pte. Ltd, 7.570% (SOFR CME +3.500%), 2/29/2028	6/20/2025	3,134,250	3,137,564
3,360,000	[2,3]	EDRILL Vencedor PTE, 7.570% (SOFR CME +3.500%), 2/29/2028	6/20/2025	3,343,200	3,346,710
19,886,390	[2,3]	GY-DW-UK-IV Ltd., 5.912% (SOFR CME +2.100%), 8/14/2028	11/5/2024- 8/21/2025	19,803,921	19,881,551
5,858,953	[2,3]	Sonasing Xikomba Ltd. (“Xikomba”), Bermuda, Inc., 6.512% (SOFR CME +2.300%), 5/29/2026	4/11/2022- 10/14/2024	5,859,552	5,858,953
21,568,403	[2,3]	Tartaruga MV29 B.V., 6.450% (SOFR CME +2.350%), 3/15/2032	7/16/2025	21,464,078	21,495,014
3,144,110	[2,3]	Ten FPSO, 7.741% (SOFR CME +3.125%), 3/15/2026	2/19/2024- 11/21/2024	2,977,477	3,115,509
13,787,480	[2,3]	Yinson Azalea Production Pte Ltd., 6.529% (SOFR CME +3.000%), 3/31/2032	8/5/2024- 12/15/2025	13,764,595	13,787,480
		TOTAL			93,490,438
		Energy - Oil Refining and Marketing—3.0%
9,500,000	[2,3]	Dangote, 10.972% (SOFR CME +6.500%), 8/31/2029	12/9/2025	9,490,500	9,487,324
9,984,952	[2]	P.M.I. Trading, DAC, 5.676%, 4/14/2026	12/3/2025	9,797,223	9,822,703
4,758,729	[2]	P.M.I. Trading, DAC, 5.723%, 1/8/2026	12/15/2025	4,741,330	4,752,742
19,000,000	[2]	P.M.I. Trading, DAC, 5.844%, 3/20/2026	11/21/2025	18,639,559	18,759,895
		TOTAL			42,822,664
		Foreign Sovereign—11.1%
EUR 6,214,286	[2,3]	Benin, Government of, 6.073% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023- 6/20/2024	6,694,982	7,303,028
12,500,000	[2,3]	Cote D’Ivoire, Government of, 5.153% (6-month EURIBOR +3.050%), 3/9/2026	5/21/2024	13,569,994	14,690,000
$ 9,981,516	[2,3]	Egypt, Government of, 7.393%–7.555% (SOFR CME +4.000%), 12/7/2026	9/25/2025- 12/8/2025	9,981,516	9,981,516

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
$ 2,483,216	[2,3]	Egypt, Government of, 6.594%–7.056% (SOFR CME +3.150%), 1/4/2027	6/24/2025- 12/25/2025	$ 2,483,216	$ 2,483,216
377,273	[2,3]	Egypt, Government of, 7.685%–8.192% (SOFR CME +4.000%), 6/1/2026	6/9/2024- 5/27/2025	377,273	377,273
9,949,145	[2,3]	GOV Pakistan 216, 7.437%–7.882% (SOFR CME +3.900%), 8/24/2026	6/14/2025- 11/4/2025	9,949,144	10,150,925
1,426,816	[2,3]	Islamic Republic of Pakistan represented by Ministry of Economic Affairs, 8.261% (SOFR CME +4.150%), 1/20/2026	10/30/2024- 1/16/2025	1,426,816	1,429,785
1,397,727	[2,3]	Kenya, Government of, 10.920% (SOFR CME +6.450%), 3/4/2026	3/25/2019- 2/16/2024	1,388,293	1,397,728
EUR 5,000,000	[2,3]	Minister of Finance of Ukraine, 6.160% (3-month EURIBOR +4.100%), 9/1/2026	8/25/2021	5,877,250	5,301,972
SAR 25,493,461	[2,3]	MOF Saudi Arabia, 5.220% (6-month SAIBOR +5.475%), 1/31/2035	10/29/2024	6,787,939	5,777,285
EUR 10,500,000	[2,3]	Republic of Senegal via Ministry of Finance and Budget, 7.944% (6-month EURIBOR +5.800%), 12/22/2028	12/19/2023- 5/9/2024	11,399,416	10,334,670
10,000,000	[2,3]	Senegal, Government of, 6.872% (3-month EURIBOR +4.850%), 3/1/2026	6/9/2023	10,745,998	11,556,109
5,625,000	[2,3]	The Republic De Cote D’Ivoire Acting Through And Represented By The Ministre Des Finances Et Du Budget (Minister Of Finance And Budget), 7.776% (6-month EURIBOR +5.750%), 1/8/2028	6/3/2024	6,132,103	6,610,500
1,052,239	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 6.336% (6-month EURIBOR +4.250%), 3/3/2027	9/8/2025	1,217,858	1,224,107
3,030,067	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 6.353% (3-month EURIBOR +4.250%), 3/8/2029	9/8/2025	3,430,165	3,458,875
$ 12,000,000	[2]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 9.526%, 10/23/2026	10/26/2025	12,000,000	12,000,000
EUR 18,000,000	[2,3]	The Republic of Côte d’Ivoire, acting through the Minister of Finance and Budget, 4.920% (3-month EURIBOR +2.850%), 7/14/2026	8/15/2025	20,940,295	21,153,600
25,000,000	[2,3]	The Republic of Côte d’Ivoire, acting through the Minister of Finance and Budget, 4.916% (6-month EURIBOR +2.850%), 3/18/2026	4/23/2025	28,313,757	29,380,000
$ 2,000,000	[2,3]	United Republic of Tanzania Ministry of Finance & Economic Affairs, 9.883% (SOFR CME +5.850%), 8/9/2026	5/20/2024	2,000,250	2,000,000
		TOTAL			156,610,589
		Supranational—3.9%
EUR 13,000,000	[2,3]	Afrexim TL 2025, 2.869% (3-month EURIBOR +2.022%), 2/27/2026	8/19/2025	15,326,405	15,260,223
$ 6,000,000	[2,3]	Afreximbank 209, 4.639%–4.943% (SOFR CME +0.379%), 5/18/2026	4/30/2025- 5/15/2025	6,000,000	6,000,000
EUR 6,125,000	[2,3]	Bank of Industry Ltd., 4.254% (3-month EURIBOR +2.200%), 9/30/2027	11/29/2024	6,425,434	7,194,101
$ 8,750,000	[2,3]	Bank of Industry Ltd. (BOI) Guarantor - Africa Finance Corp., 6.077% (SOFR CME +2.200%), 9/30/2027	12/3/2024	8,750,000	8,750,000
6,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 5.467% (SOFR CME +1.750%), 12/16/2026	11/22/2024	6,000,000	5,998,992
5,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 5.645%–5.688% (SOFR CME +1.950%), 11/23/2026	11/21/2023- 11/30/2023	5,000,000	5,000,000
6,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 5.655% (SOFR CME +1.950%), 12/16/2027	12/11/2024	6,000,000	5,995,739
		TOTAL			54,199,055
		Telecommunications - Wireless—6.7%
8,200,000	[2,3]	HTA Group Ltd., Inc. in Mauritius, 8.061% (SOFR CME +4.311%), 9/13/2028	5/20/2024	8,004,200	8,170,323
10,000,000	[2,3]	IHS Holding Ltd., Cayman Islands, Inc., 8.405% (SOFR CME +4.500%), 10/9/2029	10/8/2024	10,000,000	10,000,000
7,788,462	[2,3]	IHS Zambia Ltd., 9.166% (SOFR CME +5.262%), 12/15/2027	11/11/2021- 10/17/2024	7,784,237	7,958,140
EUR 9,800,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and Inc. in Spain, 4.813% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 4/23/2025	10,474,874	12,021,183
9,700,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 4.813% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 2/25/2025	10,743,842	11,898,518

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Telecommunications - Wireless—continued
$ 21,000,000	[2,3]	Phoenix Tower International Spain ETVE, SL, 7.672% (SOFR +4.000%), 8/10/2027	11/21/2022- 10/27/2025	$20,934,583	$ 21,249,547
11,000,000	[2,3]	Tillman Infrastructure ABS SUB 1, LLC, 7.100% (SOFR CME +3.000%), 4/23/2029	6/25/2024	10,945,000	11,082,311
EUR 10,500,000	[2,3]	Vantage Towers AG, 4.268% (3-month EURIBOR +4.000%), 3/21/2030	7/2/2024	11,284,910	12,339,600
		TOTAL			94,719,622
		Transportation - Transport Infrastructure/Services—3.3%
$ 30,000,000	[2,3]	Impala Terminals Switzerland S.a.r.l., 6.148% (SOFR CME +4.250%), 7/21/2028	8/4/2025	30,000,000	30,000,000
5,217,143	[2,3]	Maher Terminals LLC, 6.466% (SOFR CME +2.750%), 11/17/2027	3/7/2024	5,178,014	5,217,143
11,575,000	[2,3]	Transnet SOC Ltd., 8.401% (SOFR CME +4.250%), 6/21/2027	11/14/2024- 12/4/2025	11,545,678	11,575,000
		TOTAL			46,792,143
		Utility - Electric Distribution/Transmission—0.5%
6,500,000	[2,3]	Oman Electricity Transmission Co. S.A.O.C., 4.793% (SOFR CME +4.280%), 3/26/2026	6/30/2025- 11/4/2025	6,492,250	6,498,675
		Utility - Electric-Generation—2.5%
EUR 6,285,680	[2,3]	Eesti Energia AS, 6.600% (6-month EURIBOR +4.500%), 5/11/2028	5/5/2023	6,925,247	7,386,931
$ 15,000,000	[2,3]	Karadeniz WAF, 8.722% (SOFR CME +4.950%), 11/7/2030	8/26/2025	15,000,000	14,974,539
IDR 32,618,297,350	[2,7]	PT MaxPower, 0.000%, 6/10/2039	6/13/2019	2,172,697	1,956,119
81,703,238,400	[2,3]	PT MaxPower, 7.750%, 6/10/2039	6/13/2019	4,723,345	4,899,744
$ 5,483,780	[2,3]	Qatar Electricity and Water Co. (QEWC) Q.P.S.C, 4.893% (SOFR CME +5.320%), 6/30/2027	2/8/2024	5,391,353	5,435,391
		TOTAL			34,652,724
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $1,321,066,981)			1,335,447,140
		INVESTMENT COMPANY—1.0%
14,246,990		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[8] (IDENTIFIED COST $14,246,990)			14,246,990
		TOTAL INVESTMENT IN SECURITIES—95.9% (IDENTIFIED COST $1,335,313,971)			1,349,694,130
		OTHER ASSETS AND LIABILITIES - NET—4.1%[9]			57,819,428
		NET ASSETS—100%			$1,407,513,558
At December 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
1/26/2026	State Street Bank & Trust Co.	10,000,000	EUR	$11,734,038	$(29,657)
1/26/2026	Toronto Dominion Bank	54,000,000	EUR	$64,139,780	$615,825
1/26/2026	UBS AG	420,000	GBP	$559,794	$(6,331)
2/27/2026	State Street Bank & Trust Co.	56,360,000	EUR	$65,862,640	$(537,275)
2/27/2026	Morgan Stanley & Co.	500,000	EUR	$584,038	$(5,031)
3/25/2026	Toronto Dominion Bank	99,950,000	EUR	$116,709,516	$(1,185,110)
3/30/2026	Morgan Stanley & Co.	113,390,000,000	IDR	$6,785,391	$(7,400)
4/20/2026	Credit Agricole	71,450,000	EUR	$84,814,730	$440,503
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(714,476)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2025	$174,031,420
Purchases at Cost	$601,732,497
Proceeds from Sales	$(761,516,927)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$14,246,990
Shares Held as of 12/31/2025	14,246,990
Dividend Income	$4,379,000

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2025, these restricted securities amounted to
$1,335,447,140, which represented 94.9% of net assets.

2
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input.
Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Issuer in default.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee(“Valuation Committee”).

6	Non-income-producing security.
7	Zero coupon bond.
8	7-day net yield.
9	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal mattersother factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$1,335,447,140	$1,335,447,140
Investment Company	14,246,990	—	—	14,246,990
TOTAL SECURITIES	$14,246,990	$—	$1,335,447,140	$1,349,694,130
Other Financial Instruments[1]
Assets	$—	$1,056,328	$—	$1,056,328
Liabilities	—	(1,770,804)	—	(1,770,804)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(714,476)	$—	$(714,476)

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2025	$1,093,178,680
Accreted/amortized discount/premiums	2,414,260
Realized gain (loss)	(3,808,196)
Change in unrealized appreciation/depreciation	23,856,235
Purchases	1,051,173,757
(Sales)	(831,367,596)
Balance as of 12/31/2025	$1,335,447,140
Total change in unrealized appreciation/depreciation attributable to investments still held at 12/31/2025	$17,278,744

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound
IDR	—Indonesian Rupiah
JSC	—Joint Stock Company
PRIME	—Prime Rate
SAIBOR	—Saudi Arabian Interbank Offered Rate
SAR	—Saudi Arabian Riyal
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
USD	—United States Dollar